Summary of Material Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of Summary of Material Accounting Policies [Abstract]
Summary of Depreciation and Amortisation are Calculated on a straight-line basis over the estimated useful lives of the Assets
k)
Depreciation / amortisation of property, plant and equipment and intangible assets

Depreciation and amortisation are calculated on a straight-line basis over the estimated useful lives of the assets as follows:

Category	Life (in years)
Plant and equipment (solar rooftop projects)	25 or terms of PPA, whichever is less (15-25)
Plant and equipment (solar power projects)	35
Plant and equipment (wind power projects)	30
Plant and equipment (hydro power projects)	25-45
Plant and equipment (shared transmission line)	35
Plant and equipment (cell and module manufacturing)	10
Plant and equipment (others)	5-18
Office equipment	5
Furniture and fixture	10
Computers	3
Computer servers	6
Computer softwares	3-6
Other Intangible assets	5
Customer contracts	25
Customer relationship	10
Development rights	25
Carbon credit rights	5
Leasehold improvements	Useful life or lease term (5), whichever is lower
Building (Temporary structure)	3
Building (other than Temporary structure)	30

The above life has been assessed based on technical assessment, taking into account the nature of asset, the estimated usage of the asset, the operating conditions of the asset, maintenance, etc. and a residual value of 0-5% which best represents the period over which management expects to use its assets and its residual value.

Summary of Right-of-use assets	Right of use assets are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets, as follows:
•
Leasehold land: 13 to 35 years
•
Building: 3 to 5 years